Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		¥ 140,927	¥ 82,211
Fair value, available-for-sale securities		21,848,687	15,058,617
Amortized cost, held-to-maturity securities		4,852,384	4,185,763
Total		4,711,064
Available-for-sale securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	21,971,727	15,114,585
Gross unrealized gains, available-for-sale securities		17,887	26,243
Gross unrealized losses, available-for-sale securities		140,927	82,211
Fair value, available-for-sale securities		21,848,687	15,058,617
Available-for-sale securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	14,977,828	8,378,639
Gross unrealized gains, available-for-sale securities		32	123
Gross unrealized losses, available-for-sale securities		52,939	16,329
Fair value, available-for-sale securities		14,924,920	8,362,432
Available-for-sale securities | Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	157,569	571,110
Gross unrealized gains, available-for-sale securities		1	5
Gross unrealized losses, available-for-sale securities		7,869	23,376
Fair value, available-for-sale securities		149,702	547,739
Available-for-sale securities | Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	137,811	127,719
Gross unrealized gains, available-for-sale securities		186	34
Gross unrealized losses, available-for-sale securities		25	123
Fair value, available-for-sale securities		137,973	127,630
Available-for-sale securities | Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	3,562,809	2,586,790
Gross unrealized gains, available-for-sale securities		4,412	6,078
Gross unrealized losses, available-for-sale securities		3,263	1,704
Fair value, available-for-sale securities		3,563,958	2,591,164
Available-for-sale securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2],[3]	342,743	340,583
Gross unrealized gains, available-for-sale securities	[3]	0	10
Gross unrealized losses, available-for-sale securities	[3]	60,907	25,034
Fair value, available-for-sale securities	[3]	281,835	315,558
Available-for-sale securities | Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	11,794	21,802
Gross unrealized gains, available-for-sale securities		0	1
Gross unrealized losses, available-for-sale securities		0	897
Fair value, available-for-sale securities		11,794	20,907
Available-for-sale securities | Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	912,841	850,518
Gross unrealized gains, available-for-sale securities		4,040	4,693
Gross unrealized losses, available-for-sale securities		2,870	1,424
Fair value, available-for-sale securities		914,012	853,787
Available-for-sale securities | Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	926,093	1,436,823
Gross unrealized gains, available-for-sale securities		8,357	13,220
Gross unrealized losses, available-for-sale securities		11,722	11,952
Fair value, available-for-sale securities		922,727	1,438,091
Available-for-sale securities | Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2],[4]	942,239	800,601
Gross unrealized gains, available-for-sale securities	[4]	860	2,079
Gross unrealized losses, available-for-sale securities	[4]	1,332	1,371
Fair value, available-for-sale securities	[4]	941,766	801,309
Held-to-maturity Securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[1],[2]	4,852,384	4,185,763
Gross unrealized gains, held-to-maturity securities		36,938	23,982
Gross unrealized losses, held-to-maturity securities		178,258	182,364
Total		4,711,064	4,027,381
Held-to-maturity Securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[1],[2]	419,568	419,480
Gross unrealized gains, held-to-maturity securities		0	0
Gross unrealized losses, held-to-maturity securities		26,355	19,601
Total		393,213	399,879
Held-to-maturity Securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[1],[2],[5]	4,432,816	3,766,283
Gross unrealized gains, held-to-maturity securities	[5]	36,938	23,982
Gross unrealized losses, held-to-maturity securities	[5]	151,903	162,763
Total	[5]	¥ 4,317,851	¥ 3,627,502

[1]	Accrued interest receivables of ¥20,845 million at March 31, 2025, and ¥29,997 million at March 31, 2026 are excluded from amortized cost and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2025 and 2026.
[3]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥315,536 million and ¥22 million, respectively, at March 31, 2025, and ¥281,815 million and ¥21 million, respectively, at March 31, 2026. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[4]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥221,706 million at March 31, 2025, and ¥287,547 million at March 31, 2026.
[5]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.